Schedule of segments of operations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Segment Reporting [Line Items]
Revenue	$ 2,730,597	$ 2,647,039	$ 5,200,138
Cost of Goods Sold	1,909,324	1,632,280	3,157,996
Gross profit	821,273	1,014,759	2,042,142
Loss before taxes	(7,045,993)	(1,339,691)	(349,227)
Amortization of operating right of use asset	137,557	138,728
Operating lease expense			303,869
Change in fair value of warrants			2,024,942
Loss on extinguishment of warrants			285,346
Depreciation expense	2,530	5,195	9,467
IPO related-expenses	300,000	300,000	600,000
Unrealized loss on digital assets	4,654,481
Gain on change in fair value of convertible notes	3,086,079
Realized gain on investments			50,675
Interest income	85,699	129,292	215,586
Interest expense	1,199,186	74,256	114,006
Total Assets	68,156,356	9,912,795	11,395,509
Unrealized gain from marketable securities		77,681
Gym Equipment [Member]
Segment Reporting [Line Items]
Revenue	2,730,597	2,647,039	5,200,138
Cost of Goods Sold	1,909,324	1,632,280	3,157,996
Gross profit	821,273	1,014,759	2,042,142
Loss before taxes	(7,045,993)	(1,339,691)	(349,227)
Amortization of operating right of use asset	137,557	138,728
Operating lease expense			303,869
Change in fair value of warrants			2,024,942
Loss on extinguishment of warrants			285,346
Depreciation expense	2,530	5,195	9,467
IPO related-expenses	300,000	300,000	600,000
Unrealized loss on digital assets	4,654,481
Gain on change in fair value of convertible notes	3,086,079
Realized gain on investments			50,675
Interest income	85,699	129,292	215,586
Interest expense	1,199,186	74,256	114,006
Total Assets	$ 68,156,356	9,912,795	11,395,509
Unrealized gain from marketable securities		$ 77,681